Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables [text block]

	12/31/2024	12/31/2023
In local currency
Third party (1) (2)	4,681,065	3,946,185
Related party (Note 11.1) (3)	1,457	1,023
In foreign currency
Third party (2)	1,350,763	1,625,011
	6,033,285	5,572,219
(1)Within the balance of suppliers, there are values under supplier finance arrangement that were subject to anticipation with financial institutions at the exclusive option of certain suppliers, without changing the originally defined purchase conditions (payment terms and negotiated prices). The balance related to such operations on December 31, 2024 was R$555,063 (R$281,350 at December 31, 2023).
(2)Within the balance of suppliers, the following balances refer to the Cerrado Project, R$107,418 (R$523,408 on December 31, 2023) in local currency and R$241,497 (R$1,080,028 on December 31, 2023) in foreign currency.
(3)The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.